Appendix IV: Financial Instruments - Derivative Financial Instruments Receivable / Payable (Details) € in Millions	Dec. 31, 2018 EUR (€)
Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 463
Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	57
Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	111
Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	230
Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	156
Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	116
Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(207)
Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	34
Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	33
Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1
Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	125
BRL | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	125
BRL | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	104
BRL | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	104
BRL | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(226)
BRL | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(226)
BRL | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,178)
BRL | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,178)
BRL | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	389
CLP | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	302
CLP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	87
CLP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	14
CLP | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	14
CLP | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,087)
CLP | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(126)
CLP | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(124)
CLP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(604)
CLP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(233)
CLP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(483)
CLP | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(460)
CLP | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(23)
CLP | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	33
COP | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	33
COP | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2)
COP | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2)
COP | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(714)
COP | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(709)
COP | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(5)
COP | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	66
CZK | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	66
CZK | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	146
EUR | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	146
EUR | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	8,361
EUR | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	8,361
EUR | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(15,525)
EUR | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,774)
EUR | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,019)
EUR | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,104)
EUR | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(313)
EUR | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(668)
EUR | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(6,647)
EUR | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,422)
EUR | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,422)
EUR | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,788
GBP | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	559
GBP | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,229
GBP | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	284
GBP | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	284
GBP | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(4,084)
GBP | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(4,084)
GBP | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	33
MXN | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	33
MXN | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(276)
MXN | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(276)
MXN | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	27
PEN | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	27
PEN | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1)
PEN | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1
PEN | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(255)
PEN | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(255)
PEN | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	347
UFC | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	139
UFC | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	208
UFC | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(104)
UFC | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(104)
UFC | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	14,818
USD | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,331
USD | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,688
USD | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	3,458
USD | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,075
USD | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	826
USD | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	6,440
USD | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,401
USD | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,372
USD | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	29
USD | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(539)
USD | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(101)
USD | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(437)
USD | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1)
USD | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,873)
USD | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,873)
USD | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	333
CHF | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	200
CHF | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	133
CHF | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(4)
UYU | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(4)
UYU | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 0